Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Fair Value Disclosures [Abstract]
Fair value inputs
		Fair Value Measurements Using Inputs Considered as
	Fair Value at March 31, 2021	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$627,500	$627,500	$-	$-
Investment securities	5,325,700	5,325,700	-	-

Total	$5,953,200	$5,953,200	-	$-

Liabilities:

Contingent consideration	$226,100	$-	$-	$226,100

		Fair Value Measurements Using Inputs Considered as
	Fair Value at June 30, 2020	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$7,559,700	$7,559,700	$-	$-
Investment securities	331,800	331,800	-	-

Total	$7,891,500	$7,891,500	$-	$-

Liabilities:

Contingent consideration	$358,000	$-	$-	$358,000

		Fair Value Measurements Using Inputs Considered as
	Fair Value at June 30, 2020	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$7,559,700	$7,559,700	$-	$-
Investment securities	331,800	331,800	-	-

Total	$7,891,500	$7,891,500	$-	$-

Liabilities:
Contingent consideration	$358,000	$-	$-	$358,000

		Fair Value Measurements Using Inputs Considered as
	Fair Value at June 30, 2019	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$1,602,500	$1,602,500	$-	$-
Investment securities	330,900	330,900	-	-

Total	$1,933,400	$1,933,400	$-	$-

Liabilities:
Contingent consideration	$618,000	$-	$-	$618,000

Analysis of changes in Level 3 financial liabilities
	2020	2019

Beginning balance	$618,000	$408,000
Increase in contingent consideration liability	112,600	521,200
Payments and accruals	(372,600)	(311,200)

Ending balance	$358,000	$618,000

Investments in marketable securitites
	Cost	Fair Value	Unrealized Holding Gain (Loss)
At March 31, 2021:
Equity securities	$102,200	$148,100	$45,900
Mutual and bond funds	5,169,700	5,177,600	7,900

	$5,271,900	$5,325,700	$53,800

	Cost	Fair Value	Unrealized Holding Gain (Loss)
At June 30, 2020:
Equity securities	$77,600	$101,900	$24,300
Mutual and bond funds	250,300	229,900	(20,400)

	$327,900	$331,800	$3,900

	Cost	Fair Value	Unrealized Holding Gain (Loss)
At June 30, 2020:

Equity securities	$77,600	$101,900	$24,300
Mutual funds	250,300	229,900	(20,400)

	$327,900	$331,800	$3,900

	Cost	Fair Value	Unrealized Holding Gain (Loss)
At June 30, 2019:

Equity securities	$47,100	$72,000	$24,900
Mutual funds	292,300	258,900	(33,400)

	$339,400	$330,900	$(8,500)